ALGER GLOBAL EQUITY FUND
QUARTERLY REPORT
July 31, 2024 (UNAUDITED)

ALGER GLOBAL EQUITY FUND
Schedule of Investments July 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.5%
BRAZIL—3.3%
BROADLINE RETAIL—1.4%
MercadoLibre, Inc.*	180	$ 300,402
DIVERSIFIED BANKS—1.9%
NU Holdings, Ltd., Cl. A*	33,000	400,290

TOTAL BRAZIL (Cost $473,516)		700,692
CANADA—3.6%
APPLICATION SOFTWARE—1.6%
The Descartes Systems Group, Inc.*	3,353	340,832
GENERAL MERCHANDISE STORES—2.0%
Dollarama, Inc.	4,428	415,106

TOTAL CANADA (Cost $626,569)		755,938
CHINA—2.2%
APPAREL ACCESSORIES & LUXURY GOODS—1.3%
ANTA Sports Products, Ltd.	30,415	272,240
INTERACTIVE MEDIA & SERVICES—0.9%
Kuaishou Technology, Cl. B*	33,376	186,929

TOTAL CHINA (Cost $625,081)		459,169
FRANCE—6.2%
AEROSPACE & DEFENSE—1.3%
Thales SA	1,771	281,507
APPAREL ACCESSORIES & LUXURY GOODS—1.5%
LVMH Moet Hennessy Louis Vuitton SE	435	306,833
OIL & GAS STORAGE & TRANSPORTATION—2.2%
Gaztransport Et Technigaz SA	3,165	466,347
TRANSACTION & PAYMENT PROCESSING SERVICES—1.2%
Edenred SE	6,018	250,582

TOTAL FRANCE (Cost $1,161,706)		1,305,269
INDIA—4.5%
DIVERSIFIED BANKS—1.8%
ICICI Bank, Ltd. ADR	13,403	390,161
HOTELS RESORTS & CRUISE LINES—2.7%
MakeMyTrip, Ltd.*	6,087	569,683

TOTAL INDIA (Cost $526,865)		959,844
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.5% (CONT.)
INDONESIA—1.7%
DIVERSIFIED BANKS—1.7%
PT Bank Central Asia Tbk	572,753	$ 362,674
(Cost $357,205)
IRELAND—2.7%
CASINOS & GAMING—2.7%
Flutter Entertainment PLC*	2,867	567,109
(Cost $630,238)
ITALY—1.0%
AUTOMOBILE MANUFACTURERS—1.0%
Ferrari NV	506	208,983
(Cost $65,972)
JAPAN—7.9%
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.8%
Recruit Holdings Co., Ltd.	6,713	384,945
INDUSTRIAL CONGLOMERATES—1.7%
Hitachi, Ltd.	16,550	357,591
INDUSTRIAL GASES—2.1%
Nippon Sanso Holdings Corp.	13,819	451,629
INTERACTIVE HOME ENTERTAINMENT—2.3%
Nintendo Co., Ltd.	8,626	476,659

TOTAL JAPAN (Cost $1,372,315)		1,670,824
NETHERLANDS—2.4%
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.4%
ASML Holding NV	543	505,626
(Cost $440,153)
TAIWAN—2.0%
SEMICONDUCTORS—2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,600	431,080
(Cost $297,923)
UNITED KINGDOM—3.6%
PHARMACEUTICALS—1.9%
AstraZeneca PLC	2,445	388,439
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.7%
Coca-Cola HBC AG*	9,908	361,542

TOTAL UNITED KINGDOM (Cost $618,447)		749,981
UNITED STATES—56.4%
APPLICATION SOFTWARE—4.0%
Roper Technologies, Inc.	730	397,668
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.5% (CONT.)
UNITED STATES—56.4% (CONT.)
APPLICATION SOFTWARE—4.0% (CONT.)
Salesforce, Inc.	1,698	$ 439,442
		837,110
BROADLINE RETAIL—5.9%
Amazon.com, Inc.*	6,661	1,245,474
BUILDING PRODUCTS—1.7%
Trex Co., Inc.*	4,408	368,641
COMMUNICATIONS EQUIPMENT—2.0%
Arista Networks, Inc.*	1,220	422,791
CONSTRUCTION & ENGINEERING—1.5%
Comfort Systems USA, Inc.	973	323,445
CONSTRUCTION MATERIALS—2.7%
CRH PLC	6,577	563,649
DIVERSIFIED BANKS—2.5%
JPMorgan Chase & Co.	2,493	530,510
DIVERSIFIED SUPPORT SERVICES—1.4%
Cintas Corp.	395	301,756
FOOD DISTRIBUTORS—1.9%
Performance Food Group Co.*	5,954	410,826
HEALTHCARE EQUIPMENT—2.3%
Stryker Corp.	1,500	491,175
INTERACTIVE MEDIA & SERVICES—4.9%
Alphabet, Inc., Cl. A	5,966	1,023,408
IT CONSULTING & OTHER SERVICES—2.0%
Accenture PLC, Cl. A	1,291	426,830
LIFE SCIENCES TOOLS & SERVICES—3.8%
Danaher Corp.	2,859	792,172
OIL & GAS EXPLORATION & PRODUCTION—2.0%
Diamondback Energy, Inc.	2,046	413,926
PACKAGED FOODS & MEATS—1.4%
Freshpet, Inc.*	2,381	289,768
PHARMACEUTICALS—3.3%
Eli Lilly & Co.	867	697,302
SEMICONDUCTORS—5.8%
NVIDIA Corp.	10,482	1,226,604
SYSTEMS SOFTWARE—4.9%
Microsoft Corp.	2,456	1,027,467
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.5% (CONT.)
UNITED STATES—56.4% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—2.4%
Ferguson Enterprises Inc.	2,289	$ 509,646

TOTAL UNITED STATES (Cost $8,968,174)		11,902,500
TOTAL COMMON STOCKS (Cost $16,164,164)		20,579,689
PREFERRED STOCKS—0.0%
UNITED STATES—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),(c),*,@	33,858	—
(Cost $152,361)		—
REAL ESTATE INVESTMENT TRUST—1.6%
UNITED KINGDOM—1.6%
INDUSTRIAL—1.6%
Segro PLC	27,805	327,282
(Cost $304,898)

MONEY MARKET FUNDS—0.7%
UNITED STATES—0.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.19%(d)	145,512	145,512
(Cost $145,512)

Total Investments (Cost $16,766,935)	99.8%	$21,052,483
Affiliated Securities (Cost $152,361)		0
Unaffiliated Securities (Cost $16,614,574)		21,052,483
Other Assets in Excess of Liabilities	0.2%	48,474
NET ASSETS	100.0%	$21,100,957

ADR	American Depositary Receipts

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Fund because the Fund and Prosetta Biosciences, Inc., Series D are under common control.
(c)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(d)	Rate shown reflects 7-day effective yield as of July 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Schedule of Investments July 31, 2024 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2024
Prosetta Biosciences, Inc., Series D	2/6/2015	$152,361	$—	0.0%
Total			$—	0.0%
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

Alger Global Equity Fund (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of Massachusetts. On May 29, 2024 the Board of Trustees of the Fund (the "Board") approved a change in the Fund's name from Alger Global Focus Fund to Alger Global Equity Fund effective on or about August 6, 2024. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by investing in equity securities in the United States and foreign countries. The Fund’s foreign investments will include securities of  companies in both developed and emerging market countries.
The Fund offers Class A, C, I and Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of  the purchase date of  a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares are generally sold to institutional investors and are sold without an initial or deferred sales charge. Class Z shares are generally subject to a minimum initial investment of  $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).
Alger Group Holdings, LLC the parent company of Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) acquired Redwood Investments, LLC (“Redwood”) effective January 31, 2024. Redwood became the sub-advisor to the Fund effective February 1, 2024. No changes were made to the investment objective, principal investment strategies, principal risks or investment restrictions as a result of this change.
On May 23, 2023, the Board approved the transition of the Fund’s custodian and administrator from Brown Brothers Harriman & Company to The Bank of New York (collectively, the "Custodian"). This change became effective on January 29, 2024.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund's investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Fund to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Fund. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Fund having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Committee, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund's own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The Fund's valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

assigned to such securities by the Fund may significantly differ from the valuations that would have been assigned by the Fund had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2024 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Global Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,686,996	$1,023,408	$663,588	$—
Consumer Discretionary	3,885,830	2,739,648	1,146,182	—
Consumer Staples	1,062,136	700,594	361,542	—
Energy	880,273	413,926	466,347	—
Financials	1,934,217	1,320,961	613,256	—
Healthcare	2,369,088	1,980,649	388,439	—
Industrials	2,527,531	1,503,488	1,024,043	—
Information Technology	5,218,340	4,712,714	505,626	—
Materials	1,015,278	563,649	451,629	—
TOTAL COMMON STOCKS	$20,579,689	$14,959,037	$5,620,652	$—
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
REAL ESTATE INVESTMENT TRUST
Real Estate	327,282	—	327,282	—
SHORT-TERM INVESTMENTS
Money Market Funds	145,512	145,512	—	—
TOTAL INVESTMENTS IN SECURITIES	$21,052,483	$15,104,549	$5,947,934	$—

[1]	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2024.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Global Equity Fund	Preferred Stocks
Opening balance at November 1, 2023	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2024	$—

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about the Fund's Level 3 fair value measurements of its investments as of July 31, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Fund's fair value measurements.

	Fair Value July 31, 2024	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Global Equity Fund
Preferred Stocks	$—*	Income Approach	Discount Rate	100.00%	N/A

*	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

For the period ended July 31, 2024, there were no changes in valuation methodology on Level 3 investments.
NOTE 4 — Affiliated Securities:

During the period ended July 31, 2024, as disclosed in the following table, the Fund held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the Fund for purposes of the 1940 Act. Transactions during the period ended July 31, 2024 with such affiliated persons are summarized below.

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at July 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2024
Alger Global Equity Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D1	33,858	—	—	33,858	$—	$—	$—	$— [2]
Total					$—	$—	$—	$—

[1]	Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Fund because the Fund and Prosetta Biosciences, Inc., Series D are under common control.
[2]	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2024.